DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Details Of Derivative Financial Instruments [text block]
Thousands

of U.S. dollars
2020 2021
Assets Liabilities Assets Liabilities
Cross currency

swaps
11,088 (5,220) 15,992 (55,948)
Total 11,088 (5,220) 15,992 (55,948)
Current

portion
- - 3,235 (29,646)
Non-current

portion
11,088 (5,220) 12,757 (26,302)

Disclosure of detailed information about hedges [text block]
2021

Derivative´s operation

results
Bank Maturity
Purchase
currency
Selling
currency
Notional
(thousands)
Fair value
assets
Fair value
liability
Other
comprehensive
income
Change in
OCI
Statements of
operations

-
Change in

fair
value
Nomura International

plc
Feb-26 EUR USD 61,526 4,652 - (3,698) 3,699 (1,154)
Nomura International

plc
Feb-26 USD BRL 326,450 356 (8,124) (192) 192 7,509
Morgan

Stanley
Feb-26 USD BRL 631,350 811 (16,936) 3,464 (3,464) 11,561
Morgan

Stanley
Feb-26 USD PEN 277,050 8,805 (463) (6,390) 6,390 (1,780)
Goldman Sachs

International
Feb-26 USD BRL 1,301,000 1,368 (30,426) 480 (480) 26,198
Nomura International Aug-22 EUR USD 34,109 - - (481) 27 -
Goldman Sachs Aug-22 MXN USD 1,065,060 - - (128) 169 (48)
Goldman Sachs Aug-22 PEN USD 194,460 - - (475) 136 -
Goldman Sachs Aug-22 BRL USD 754,440 - - (7,007) 840 (2)
Morgan

Stanley
Aug-22 USD BRL 308,584 - - (2,987) 398 -
Morgan

Stanley
Aug-22 USD PEN 66,000 - - (158) 43 -
Goldman Sachs Aug-22 USD MXN 1,065,060 - - 2,229 - -
Goldman Sachs Aug-22 USD PEN 194,460 - - 2,965 - -
Total

Active
15,992 (55,949) (6,336) 6,337 42,334
Effect

on OCI of

derivatives
terminated in

2021
- - (6,042) 1,613 (50)
Effect

on OCI of

derivatives
terminated prior

to

1 January

- - (7,467) - -
Total 15,992 (55,949) (19,845) 7,950 42,284

2020

Derivative´s operation

results
Bank Maturity
Purchase
currency
Selling
currency
Notional
(thousands)
Fair value
asset
Fair value
liability
Other
comprehensive
income
Change in
OCI
Statements of
operations

-
Finance cost
Statements of
operations

-
Change in

fair
value
D/(C) D/(C) D/(C) D/(C) D/(C) D/(C)
Nomura International Aug-22 USD EUR 34,109
13 (7)
(454) (260) - -
Goldman Sachs Aug-22 USD MXN 1,065,060
- (3,224)
41 3,973 48 -
Goldman Sachs Aug-22 USD PEN 194,460
- (1,996)
(339) 5,463 - -
Goldman Sachs Aug-22 USD BRL
754,440 8,866 -
(6,167) 6,979 (289) -
Morgan

Stanley
Aug-22 USD BRL 308,584
2,096 -
(2,589) 2,688 - -
Morgan

Stanley
Aug-22 USD PEN 66,000
120 -
(115) 189 - -
Goldman Sachs Aug-22 USD MXN 1,065,060
- -
2,230 (2,230) - -
Goldman Sachs Aug-22 USD PEN 194,460
- -
2,965 (2,964) - -
Total

Active
11,095 (5,227) (4,428) 13,838 (241) -
Effect

on OCI of

derivatives terminated

prior to 1 January

2020

- - (7,467) - - -
Total
11,095 (5,227) (11,895) 13,838 (241) -